Operating Revenue by Principle Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 37,152	$ 37,110	$ 23,325
Domestic (U.S. and Canada)
Segment Reporting Information [Line Items]
Total revenues	21,276	21,922	14,382
Pacific
Segment Reporting Information [Line Items]
Total revenues	6,040	5,404	3,971
Atlantic
Segment Reporting Information [Line Items]
Total revenues	6,582	6,675	3,912
Latin America
Segment Reporting Information [Line Items]
Total revenues	3,254	3,109	1,060
United Airlines, Inc.
Segment Reporting Information [Line Items]
Total revenues	37,160	37,119	23,334
United Airlines, Inc. | Domestic (U.S. and Canada)
Segment Reporting Information [Line Items]
Total revenues	21,284	21,931	14,391
United Airlines, Inc. | Pacific
Segment Reporting Information [Line Items]
Total revenues	6,040	5,404	3,971
United Airlines, Inc. | Atlantic
Segment Reporting Information [Line Items]
Total revenues	6,582	6,675	3,912
United Airlines, Inc. | Latin America
Segment Reporting Information [Line Items]
Total revenues	$ 3,254	$ 3,109	$ 1,060